Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
INVESTOR CLASS
Account Value [Line Items]
Accumulated Value	$ 21,618	$ 19,053	$ 18,402	$ 17,005	$ 14,773	$ 14,264	$ 13,379	$ 12,428	$ 11,400	$ 11,929	$ 12,065	$ 11,212	$ 10,668	$ 9,936	$ 9,654	$ 9,540	$ 9,750	$ 9,758	$ 9,899	$ 10,040	$ 10,000
CLASS C
Account Value [Line Items]
Accumulated Value	20,061	17,744	17,216	15,959	13,924	13,490	12,697	11,834	10,905	11,451	11,630	10,845	10,358	9,683	9,444	9,367	9,614	9,655	9,829	10,002	10,000
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value	2,215,278	1,950,060	1,881,758	1,736,599	1,506,456	1,453,883	1,361,634	1,262,791	1,157,264	1,209,248	1,221,861	1,133,543	1,076,798	1,002,257	972,197	959,309	979,850	979,072	992,302	1,004,754	1,000,000
Class A Shares
Account Value [Line Items]
Accumulated Value	22,818	22,525	21,738	20,657	19,775	19,440	19,185	19,014	18,333	18,368	18,246	14,949	11,561	12,580	12,180	10,957	11,550	10,765	10,556	9,955	9,450
Institutional Class Shares
Account Value [Line Items]
Accumulated Value	2,485,743	2,450,137	2,361,979	2,241,785	2,143,725	2,104,006	2,074,467	2,053,300	1,976,579	1,977,502	1,961,808	1,605,451	1,238,200	1,346,030	1,300,792	1,168,630	1,229,878	1,144,507	1,121,034	1,055,342	1,000,000
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value	27,467	23,360	21,692	21,036	19,449	18,600	17,366	16,503	15,715	18,760	17,461	14,617	11,408	13,927	12,936	10,961	12,477	12,495	11,594	11,024	10,000
Russell Mid Cap Class C [Member]
Account Value [Line Items]
Accumulated Value	27,467	23,360	21,692	21,036	19,449	18,600	17,366	16,503	15,715	18,760	17,461	14,617	11,408	13,927	12,936	10,961	12,477	12,495	11,594	11,024	10,000
Russell Mid Cap Instl [Member]
Account Value [Line Items]
Accumulated Value	2,746,658	2,335,991	2,169,181	2,103,550	1,944,850	1,860,033	1,736,563	1,650,255	1,571,522	1,875,996	1,746,087	1,461,726	1,140,797	1,392,699	1,293,609	1,096,110	1,247,688	1,249,467	1,159,414	1,102,389	1,000,000
HFRX Event Driven Index
Account Value [Line Items]
Accumulated Value	10,759	10,759	10,446	10,159	9,912	9,794	9,456	9,372	9,141	9,365	9,504	9,275	9,170	9,653	9,732	9,837	10,178	10,158	10,055	9,985	10,000
H F R X Event Driven Instl [Member]
Account Value [Line Items]
Accumulated Value	$ 1,075,866	$ 1,075,866	$ 1,044,631	$ 1,015,906	$ 991,181	$ 979,354	$ 945,609	$ 937,235	$ 914,055	$ 936,506	$ 950,413	$ 927,516	$ 916,957	$ 965,330	$ 973,239	$ 983,696	$ 1,017,759	$ 1,015,796	$ 1,005,501	$ 998,491	$ 1,000,000